Schedule of Other Payables and Accrued Liabilities (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Accrued expenses (i)	$ 175,818	[1]	$ 493,036	[2]	$ 129,029	[1],[2]	$ 225,992	[2]
Accrued payroll	365,852		466,163		244,591		199,914
Accrued interests (ii)	126,124	[3]	108,657	[4]	67,448	[3],[4]	41,602	[4]
Others	59,951		40,983		47,529		25,732
Total other payables and accrued liabilities	$ 727,745		$ 1,108,839		$ 488,597		$ 493,240

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[3]	The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 11).
[4]	The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 12).